Capital and financial risk management - Derivative Financial Instruments (Details) € in Millions, £ in Millions, $ in Millions	1 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 GBP (£)	Mar. 31, 2022 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Capital and financial risk management
Bonds				£ 9,234	£ 9,861
Reserve of net investment hedges, continuing hedges				(77)	140
Derivatives
Capital and financial risk management
Notional amount				9,222	8,219
Fair value, derivative assets				88	94
Fair value, derivative financial liabilities				(190)	(206)
Derivatives | Derivatives designated and effective as hedging instruments
Capital and financial risk management
Notional amount				5,697	3,446
Fair value, derivative assets				63	4
Fair value, derivative financial liabilities				(117)	(183)
Derivatives | Derivatives classified as held for trading
Capital and financial risk management
Notional amount				3,525	4,773
Fair value, derivative assets				25	90
Fair value, derivative financial liabilities				(73)	(23)
Non-current cross-currency interest rate swaps | Derivatives classified as held for trading
Capital and financial risk management
Notional amount				1,409	1,409
Fair value, derivative assets				20	41
Fair value, derivative financial liabilities				(40)
Current foreign exchange contracts | Derivatives classified as held for trading
Capital and financial risk management
Notional amount				2,116	3,364
Fair value, derivative assets				5	49
Fair value, derivative financial liabilities				(33)	(23)
Cash flow hedges | Interest rate swap contracts
Capital and financial risk management
Cash inflow on settlement of derivatives		£ 206
Cash flow hedges | Current foreign exchange contracts | Derivatives designated and effective as hedging instruments
Capital and financial risk management
Notional amount				437
Fair value, derivative assets				14
Fair value, derivative financial liabilities				(5)
Fair value hedges | Non-current interest rate swap contracts | Derivatives designated and effective as hedging instruments
Capital and financial risk management
Notional amount				3,210	2,207
Fair value, derivative assets					2
Fair value, derivative financial liabilities				(109)	(139)
Net investment hedges | Non-current cross-currency interest rate swaps | Derivatives designated and effective as hedging instruments
Capital and financial risk management
Notional amount				910	910
Fair value, derivative assets				44	1
Fair value, derivative financial liabilities					(36)
Net investment hedges | Current foreign exchange contracts | Derivatives designated and effective as hedging instruments
Capital and financial risk management
Notional amount				1,140	329
Fair value, derivative assets				5	1
Fair value, derivative financial liabilities				(3)	(8)
Net investment hedges | Euro bonds | Derivatives designated and effective as hedging instruments
Capital and financial risk management
Bonds				£ 1,503	£ 1,526
Interest rate swap contracts | Fair value hedges
Capital and financial risk management
Bonds converted	$ 1,750		€ 850